Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.0%)
	Linde plc	76,906	35,453
	Air Products & Chemicals Inc.	35,815	11,974
	Ecolab Inc.	41,226	10,256
	Freeport-McMoRan Inc.	231,451	10,230
			67,913
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	1,521,526	316,310
*	Tesla Inc.	437,402	150,974
	Costco Wholesale Corp.	71,413	69,405
	Home Depot Inc.	160,000	68,661
	Walmart Inc.	712,602	65,916
*	Netflix Inc.	69,116	61,293
	Walt Disney Co.	292,108	34,314
	McDonald's Corp.	115,575	34,211
	Booking Holdings Inc.	5,395	28,065
	Lowe's Cos. Inc.	91,783	25,004
*	Uber Technologies Inc.	321,501	23,135
	TJX Cos. Inc.	182,041	22,881
	Starbucks Corp.	182,529	18,702
	NIKE Inc. Class B	193,517	15,243
*	Chipotle Mexican Grill Inc.	220,705	13,578
*	O'Reilly Automotive Inc.	9,339	11,610
	Marriott International Inc. Class A	36,275	10,487
	General Motors Co.	181,028	10,063
	Target Corp.	74,521	9,860
*	Airbnb Inc. Class A	63,733	8,675
	Ross Stores Inc.	53,778	8,328
	Ford Motor Co.	628,969	7,000
	Hilton Worldwide Holdings Inc.	19,842	5,029
*	AutoZone Inc.	1,374	4,355
	Estee Lauder Cos. Inc. Class A	17,874	1,289
			1,024,388
Consumer Staples (4.0%)
	Procter & Gamble Co.	378,522	67,854
	Coca-Cola Co.	624,784	40,036
	PepsiCo Inc.	221,253	36,164
	Philip Morris International Inc.	250,436	33,323
	Altria Group Inc.	274,866	15,871
	Mondelez International Inc. Class A	215,163	13,975
	McKesson Corp.	20,905	13,139
	Colgate-Palmolive Co.	131,597	12,716
	CVS Health Corp.	202,635	12,128
	Kimberly-Clark Corp.	54,247	7,559
	Constellation Brands Inc. Class A	26,414	6,364
*	Monster Beverage Corp.	110,495	6,092
	Keurig Dr Pepper Inc.	174,769	5,706
	Kraft Heinz Co.	126,460	4,043
			274,970
Energy (3.2%)
	Exxon Mobil Corp.	715,627	84,415
	Chevron Corp.	279,854	45,317
	ConocoPhillips	208,291	22,566
	EOG Resources Inc.	91,578	12,204
	Schlumberger NV	228,607	10,045
	Phillips 66	67,422	9,033
	Marathon Petroleum Corp.	53,914	8,419
	Valero Energy Corp.	49,031	6,819
	Williams Cos. Inc.	98,324	5,754
	Occidental Petroleum Corp.	103,353	5,228

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
	Kinder Morgan Inc.	152,155	4,301
			214,101
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	274,404	132,543
	JPMorgan Chase & Co.	458,304	114,448
	Bank of America Corp.	1,124,769	53,438
	Wells Fargo & Co.	548,311	41,765
	Goldman Sachs Group Inc.	50,869	30,957
	S&P Global Inc.	51,570	26,946
	Morgan Stanley	195,804	25,770
	Progressive Corp.	94,329	25,363
	Blackrock Inc.	22,667	23,184
	Blackstone Inc.	115,989	22,164
	Citigroup Inc.	291,927	20,689
	Charles Schwab Corp.	243,494	20,152
	Marsh & McLennan Cos. Inc.	79,197	18,471
	Chubb Ltd.	61,806	17,845
	KKR & Co. Inc.	107,208	17,461
	Intercontinental Exchange Inc.	92,467	14,883
	CME Group Inc.	57,994	13,803
	PNC Financial Services Group Inc.	64,037	13,750
	US Bancorp	251,396	13,397
	Aon plc Class A (XNYS)	33,250	13,019
	Moody's Corp.	24,949	12,474
	Truist Financial Corp.	215,737	10,286
	Aflac Inc.	90,189	10,281
	Travelers Cos. Inc.	36,715	9,768
	Bank of New York Mellon Corp.	118,849	9,730
*	Berkshire Hathaway Inc. Class A	13	9,412
	MetLife Inc.	95,892	8,460
	American International Group Inc.	51,845	3,986
			734,445
Health Care (10.7%)
	Eli Lilly & Co.	137,786	109,588
	UnitedHealth Group Inc.	148,745	90,764
	Johnson & Johnson	387,754	60,106
	AbbVie Inc.	284,518	52,047
	Merck & Co. Inc.	408,309	41,500
	Abbott Laboratories	280,253	33,286
	Thermo Fisher Scientific Inc.	61,528	32,587
*	Intuitive Surgical Inc.	57,245	31,027
	Danaher Corp.	104,705	25,097
	Amgen Inc.	86,551	24,483
	Pfizer Inc.	912,784	23,924
	Stryker Corp.	55,244	21,664
*	Boston Scientific Corp.	237,202	21,505
*	Vertex Pharmaceuticals Inc.	41,573	19,462
	Bristol-Myers Squibb Co.	326,584	19,340
	Gilead Sciences Inc.	200,544	18,566
	Medtronic plc	206,594	17,879
	Cigna Group	45,030	15,211
	Elevance Health Inc.	37,355	15,202
*	Regeneron Pharmaceuticals Inc.	17,462	13,100
	Zoetis Inc.	65,679	11,510
	Becton Dickinson & Co.	46,557	10,331
	HCA Healthcare Inc.	29,101	9,522
	Humana Inc.	19,398	5,749
*	Edwards Lifesciences Corp.	48,644	3,471
			726,921
Industrials (9.9%)
	Visa Inc. Class A	268,977	84,749
	Mastercard Inc. Class A	132,867	70,810
	Accenture plc Class A	100,922	36,571
	Caterpillar Inc.	78,101	31,718
	General Electric Co.	165,921	30,224
	RTX Corp.	214,269	26,104
	American Express Co.	80,156	24,422
	Honeywell International Inc.	104,657	24,378
	Eaton Corp. plc	64,133	24,077

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
	Union Pacific Corp.	98,119	24,006
*	Fiserv Inc.	92,663	20,475
	Lockheed Martin Corp.	38,400	20,329
	Automatic Data Processing Inc.	65,637	20,146
	Deere & Co.	42,172	19,648
*	Boeing Co.	117,687	18,293
	United Parcel Service Inc. Class B (XNYS)	117,994	16,014
	Trane Technologies plc	36,377	15,141
	Parker-Hannifin Corp.	20,718	14,563
	Sherwin-Williams Co.	36,595	14,543
*	PayPal Holdings Inc.	164,647	14,287
	Illinois Tool Works Inc.	45,466	12,618
	Emerson Electric Co.	92,241	12,231
	3M Co.	88,495	11,817
	Northrop Grumman Corp.	23,555	11,534
	CSX Corp.	312,285	11,414
	Capital One Financial Corp.	58,421	11,217
	FedEx Corp.	35,515	10,749
	General Dynamics Corp.	37,630	10,687
	Norfolk Southern Corp.	36,418	10,046
	Paychex Inc.	52,237	7,641
*	GE Vernova Inc.	22,137	7,396
	Johnson Controls International plc	53,648	4,499
			672,347
Real Estate (1.0%)
	Prologis Inc.	149,147	17,417
	American Tower Corp.	75,231	15,723
	Equinix Inc.	15,291	15,008
	Public Storage	25,486	8,870
	Crown Castle Inc.	70,000	7,438
	Simon Property Group Inc.	24,951	4,581
			69,037
Technology (40.3%)
	Apple Inc.	2,326,672	552,189
	NVIDIA Corp.	3,764,427	520,432
	Microsoft Corp.	1,197,305	507,011
	Meta Platforms Inc. Class A	351,919	202,114
	Alphabet Inc. Class A	938,723	158,597
	Alphabet Inc. Class C	769,711	131,228
	Broadcom Inc.	749,799	121,527
	Oracle Corp.	266,345	49,231
	Salesforce Inc.	148,276	48,930
*	Adobe Inc.	71,422	36,849
*	Advanced Micro Devices Inc.	260,701	35,762
*	ServiceNow Inc.	33,175	34,815
	International Business Machines Corp.	148,364	33,739
	Texas Instruments Inc.	147,063	29,564
	QUALCOMM Inc.	179,436	28,446
	Intuit Inc.	42,776	27,451
	Applied Materials Inc.	132,798	23,201
*	Palo Alto Networks Inc.	52,164	20,230
	Micron Technology Inc.	178,614	17,495
	Analog Devices Inc.	79,976	17,439
	Lam Research Corp.	210,610	15,560
	Intel Corp.	620,049	14,912
	KLA Corp.	21,649	14,008
*	Synopsys Inc.	24,749	13,822
*	Cadence Design Systems Inc.	44,105	13,532
*	Crowdstrike Holdings Inc. Class A	37,197	12,869
*	Autodesk Inc.	34,717	10,134
	Roper Technologies Inc.	17,271	9,783
*	Workday Inc. Class A	34,146	8,536
	TE Connectivity plc	48,949	7,397
	Marvell Technology Inc.	69,801	6,470
	Dell Technologies Inc. Class C	44,798	5,716
*	Fortinet Inc.	49,382	4,694
*	Snowflake Inc. Class A	24,325	4,252
			2,737,935

Vanguard® Mega Cap Index Fund
		Shares	Market Value ($000)
Telecommunications (2.3%)
	Cisco Systems Inc.	583,976	34,577
	Verizon Communications Inc.	610,261	27,059
	Comcast Corp. Class A	622,308	26,878
	AT&T Inc.	1,154,986	26,749
	T-Mobile US Inc.	75,203	18,571
*	Arista Networks Inc.	40,481	16,428
*	Charter Communications Inc. Class A	14,949	5,934
			156,196
Utilities (1.5%)
	NextEra Energy Inc.	331,010	26,040
	Southern Co.	176,315	15,715
	Waste Management Inc.	64,651	14,755
	Duke Energy Corp.	124,176	14,535
	Sempra	102,000	9,554
	American Electric Power Co. Inc.	85,710	8,559
	Republic Services Inc.	32,830	7,167
	Dominion Energy Inc.	67,628	3,973
			100,298
Total Common Stocks (Cost $3,733,639)			6,778,551
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.651% (Cost $4,992)	49,926	4,992
Total Investments (99.9%) (Cost $3,738,631)			6,783,543
Other Assets and Liabilities—Net (0.1%)			7,696
Net Assets (100%)			6,791,239
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	42	12,708	284
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Mega Cap Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.